Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of fair value on a recurring basis
Description	Level	March 31, 2021	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$63,366,019	$63,405,336
Liabilities:
Derivative Liability – Private Warrants	3	2,415,000	2,725,500
Derivative Liability – UPO	3	3,447,500	3,990,000

Description	Level	December 31, 2020	December 31, 2019
Assets:
Marketable securities held in Trust Account	1	$63,405,336	$74,376,617

Liabilities:
Derivative Liability – Private Placement Warrants	3	2,725,500	—
Derivative Liability – UPO Warrants	3	3,990,000	—

Schedule of Black-Scholes model to measure the warrant liabilities
	As of March 31, 2021	As of December 31, 2020
Stock price	$11.94	$6
Strike price	$11.50	$11.50
Term (in years)	5.25	5.50
Volatility	16.40%	18.40%
Risk-free rate	0.43%	0.43%
Dividend yield	0.00%	0.00%
Fair value of private warrants	$2.10	$2.37
Fair value of UPO	$1.97	$2.28

	Private Placement Warrants	UPO Warrants
Stock price	$11.96	$11.96
Strike price	$11.50	$11.50
Term (in years)	5.5	5.5
Volatility	18.40%	18.40%
Risk-free rate	0.43%	0.43%
Dividend yield	0.00%	0.00%
Fair value	$2.37	$2.28

Schedule of changes in fair value of the Company’s Level 3 financial instruments
Derivative Liabilities
Fair value as of December 31, 2020	$6,715,500
Change in fair value	(853,000)
Fair value as of March 31, 2021	$5,862,500

Derivative Liabilities
Fair value as of December 31, 2019	$—
Initial measurement of private placement warrants accounted for as liabilities	368,000
Initial measurement of unit purchase option agreement issued in connection with the Initial Public Offering accounted for as a liability	3,990,000
Change in valuation of derivative liabilities	2,357,500
Fair value as of December 31, 2020	$6,715,500